Share-based remuneration schemes (Tables)	12 Months Ended
Dec. 31, 2024
Sharebased payment arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options [text block]

	2024	2023	2022
Number of shares at beginning of year	1,953,016	1,782,127	2,054,531
Plans granted	543,320	653,611	702,675
Plans settled	(538,868)	(277,493)	(356,958)
Shares surrendered and other	(200,618)	(192,425)	(526,552)
Shares exercised	(27,098)	(12,804)	(91,569)
Number of shares at year-end	1,729,752	1,953,016	1,782,127